Intangible Assets	12 Months Ended
Dec. 31, 2021
Disclosure of intangible assets [text block] [Abstract]
INTANGIBLE ASSETS

NOTE 8 - INTANGIBLE ASSETS:

a.	Composition

	Cost				Accumulated amortization
	Balance at	Additions	Impairment	Balance	Balance at	Additions	Retirements	Balance
	beginning	during	during	at end	beginning	during	during	at end	Amortized
	of year	the year	the year	of year	of year	the year	the year	of year	balance
	U.S. dollar in thousands
2021
Technology	5,059	996	-	6,055	1,575	1,090	-	2,665	3,390
Customer relations	774	3,228	-	4,002	57	322	-	379	3,623
Goodwill	5,387	6,311	(700)	10,998	-	-	-	-	10,998
	11,220	10,535	(700)	21,055	1,632	1,412	-	3,044	18,011

2020
Technology	4,959	100	-	5,059	592	983	-	1,575	3,484
Customer relations	259	515	-	774	19	38	-	57	717
Goodwill	6,877	1,269	(2,759)	5,387	-	-	-	-	5,387
	12,095	1,884	(2,759)	11,220	611	1,021	-	1,632	9,588

2019
Technology	2,263	4,651	(1,955)	4,959	1,469	808	(1,685)	592	4,367
Customer relations	38	259	(38)	259	36	21	(38)	19	240
Goodwill	523	7,356	(1,002)	6,877	-	-	-	-	6,877
	2,824	12,266	(2,995)	12,095	1,505	829	(1,723)	611	11,484

Amortization expenses for the years ended December 31, 2021, 2020 and 2019 were $1,412 thousand, $1,021 thousand and $829 thousand, respectively.

b.	Testing of goodwill impairment

For the year ended December 31, 2021

NetNut CGU

The Company performed the annual goodwill impairment test as of December 31, 2021 for its NetNut CGU and determined that no adjustment to the carrying value of goodwill was necessary. The quantitative assessment for goodwill impairment included a review of the forecasted operating results, including potential substantial short-term legal affairs. The recoverable amount was assessed by management based on value-in-use calculations. The value-in-use calculations use pre-tax cash flow projections covering a seven-year forecasted period alongside with a terminal value beyond such forecast period. Cash flows beyond the seven-year period to be generated from continuing use are extrapolated using estimated growth rate. The growth rate represents the long-term average growth prospects of this business. The key assumptions used as part purpose of the goodwill impairment test are terminal growth rate of 2%, after-tax discount rate of 21.5% and pre-tax discount rate of 22.7%. A hypothetical decrease in the growth rate of 1% or an increase of 1% to the discount rate would reduce the value-in-use by approximately $331 thousand and $733 thousand, respectively, and could trigger a potential impairment. As of December 31, 2021, the balance of goodwill related to the NetNut CGU amounted to $4,118 thousand.

CyberKick CGU

The Company performed the annual goodwill impairment test as of December 31, 2021 for its CyberKick CGU and determined that no adjustment to the carrying value of goodwill was necessary. The quantitative assessment for goodwill impairment included a review of the forecasted operating results. The recoverable amount was assessed by management based on value-in-use calculations. The value-in-use calculations use pre-tax cash flow projections covering a seven-year forecasted period alongside with a terminal value beyond such forecast period. Cash flows beyond the seven-year period to be generated from continuing use are extrapolated using estimated growth rate. The growth rate represents the long-term average growth prospects of this business. The key assumptions used as part purpose of the goodwill impairment test are terminal growth rate of 3%, after-tax discount rate of 19.7% and pre-tax discount rate of 21.1%. A hypothetical decrease in the growth rate of 1% or an increase of 1% to the discount rate would reduce the value-in-use by approximately $398 thousand and $943 thousand, respectively, and could trigger a potential impairment. As of December 31, 2021, the balance of goodwill related to the CyberKick CGU amounted to $6,311 thousand.

NNNW CGU

The Company performed the annual goodwill impairment test as of December 31, 2021 for its NNNW CGU and as a result recorded an impairment loss of $700 thousand. The quantitative assessment for goodwill impairment included a review of the forecasted operating results. The recoverable amount was assessed by management based on value-in-use calculations. The value-in-use calculations use pre-tax cash flow projections covering a six-year forecasted period alongside with a terminal value beyond such forecast period. Cash flows beyond the six-year period to be generated from continuing use are extrapolated using estimated growth rate. The growth rate represents the long-term average growth prospects of this business. The key assumptions used as part purpose of the goodwill impairment test are terminal growth rate of 3%, after-tax discount rate of 17.0% and pre-tax discount rate of 21.7%. A hypothetical decrease in the growth rate of 1% or an increase of 1% to the discount rate would reduce the value-in-use by approximately $41 thousand and $69 thousand, respectively, and could trigger a potential impairment. As of December 31, 2021, the balance of goodwill related to the NNNW CGU amounted to $569 thousand.

For the year ended December 31, 2020

NetNut CGU

The Company performed a goodwill impairment test as of March 31, 2020, for its NetNut CGU and as a result recorded an impairment loss of $800 thousand. The indicators for the quantitative assessment for goodwill impairment included a decrease in forecasted operating results, among others, due to the COVID-19 implications. The recoverable amount was assessed by management based on value-in-use calculations. The value-in-use calculations use pre-tax cash flow projections covering a six-year forecasted period alongside with a terminal value beyond such forecast period. Cash flows beyond the six-year period to be generated from continuing use are extrapolated using estimated growth rate. The growth rate represents the long-term average growth prospects of this business. The key assumptions used as part purpose of the goodwill impairment test are terminal growth rate of 2%, after-tax discount rate of 20.9% and pre-tax discount rate of 22.9%. A hypothetical decrease in the growth rate of 1% or an increase of 1% to the discount rate would reduce the value-in-use by approximately $311 thousand and $702 thousand, respectively, and could trigger a potential impairment of its goodwill.

The Company performed the annual goodwill impairment test as of December 31, 2020 for its NetNut CGU and as a result recorded an additional impairment loss of $1,959 thousand. The quantitative assessment for goodwill impairment included a decrease in forecasted operating results, among others, due to potential substantial short-term legal affairs. The recoverable amount was assessed by management based on value-in-use calculations. The value-in-use calculations use pre-tax cash flow projections covering a five-year forecasted period alongside with a terminal value beyond such forecast period. Cash flows beyond the five-year period to be generated from continuing use are extrapolated using estimated growth rate. The growth rate represents the long-term average growth prospects of this business. The key assumptions used as part purpose of the goodwill impairment test are terminal growth rate of 2%, after-tax discount rate of 20.7% and pre-tax discount rate of 22.5%. A hypothetical decrease in the growth rate of 1% or an increase of 1% to the discount rate would reduce the value-in-use by approximately $317 thousand and $639 thousand, respectively, and could trigger a potential impairment. As of December 31, 2020, the balance of goodwill related to the NetNut CGU amounted to $4,118 thousand.

NNNW CGU

As of December 31, 2020, the balance of goodwill related to the NNNW CGU amounted to $1,269 thousand and was acquired as a part of NNNW acquisition on December 8, 2020. The Company assessed triggering events for potential impairment for the period from the acquisition date through December 31, 2020 and determined that no adjustment to the carrying value of goodwill was necessary.

For the year ended December 31, 2019

NetNut CGU

The Company performed the annual goodwill impairment test as of December 31, 2019 for its NetNut CGU and as a result recorded an impairment loss of $479 thousand. The indicators for the quantitative assessment for goodwill impairment included a decrease in forecasted operating results. The recoverable amount was assessed by management based on value-in-use calculations. The value-in-use calculations use pre-tax cash flow projections covering a six-year forecasted period alongside with a terminal value beyond such forecast period. Cash flows beyond the six-year period to be generated from continuing use are extrapolated using estimated growth rate. The growth rate represents the long-term average growth prospects of this business. The key assumptions used as part purpose of the goodwill impairment test are terminal growth rate of 2%, after-tax discount rate of 20.5% and pre-tax discount rate of 22.8%. A hypothetical decrease in the growth rate of 1% or an increase of 1% to the discount rate would reduce the value-in-use by approximately $300 thousand and $711 thousand, respectively, and could trigger a potential impairment. As of December 31, 2019, the balance of goodwill related to the NetNut CGU amounted to $6,877 thousand.

Safe-T CGU

The Company performed the annual goodwill impairment test as of December 31, 2019 for its Safe-T CGU. The recoverable amount was assessed by management based on financial performance and future strategies considering current and expected market and economic conditions. As a result of the impairment test, the Company recognized an impairment loss of $523 thousand. As of December 31, 2019, the entire balance of goodwill related to the Safe-T CGU was written-off.